Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue
	For six months ended June 30,
	2024	2023
Breakdown of revenue by geography
Israel	3,613	1,260
Europe	242	78
Asia	943	1,015
USA	558	623
Other	-	120
	5,356	3,096

Revenue by product group:
In-Ear Headset systems	3,389	2,143
SST Headset systems	1,655	678
Other	312	275
	5,356	3,096